UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22041

                                                         Gabelli 787 Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                                     Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 74.4%
	CONSUMER DISCRETIONARY — 13.9%
	Auto Components — 0.5%
1,500	Montupet	$116,118
50,000	Navistar International Corp.†	363,500
10,000	Tenneco Inc.†	382,100

		861,718

	Commercial Services — 0.3%
25,000	USG People NV	464,598

	Diversified Consumer Services — 0.0%
2,000	Funespana SA†	15,555
3,600	Sequential Brands Group Inc.†	23,181

		38,736

	Hotels, Restaurants, and Leisure — 1.6%
8,000	Belmond Ltd., Cl. A†	67,680
1,800	Churchill Downs Inc.	248,652
180,000	Dover Motorsports Inc.	399,600
13,000	Eldorado Resorts Inc.†	134,160
12,001	International Game Technology plc	173,654
500	King Digital Entertainment plc	8,965
38,000	Ryman Hospitality Properties Inc.	1,784,100
1,000	Starwood Hotels & Resorts Worldwide Inc.	62,240

		2,879,051

	Household Durables — 0.1%
200	Bang & Olufsen A/S†	2,105
10,000	Nobility Homes Inc.†	129,500
18,000	Skyline Corp.†	81,000

		212,605

	Media — 9.7%
100,000	ACME Communications Inc.†	3,700
76,000	Cablevision Systems Corp., Cl. A	2,425,160
180,000	Clear Channel Outdoor Holdings Inc., Cl. A	909,000
76,000	Crown Media Holdings Inc., Cl. A†	341,240
3,600	Discovery Communications Inc., Cl. A†	99,324
10,800	Discovery Communications Inc., Cl. C†	293,868
20,000	DISH Network Corp., Cl. A†	965,400
20,000	Journal Media Group Inc.	240,400
5,000	Liberty Broadband Corp., Cl. A†	238,000
11,000	Liberty Broadband Corp., Cl. C†	517,000
18,866	Liberty Global plc, Cl. A†	649,179
38,000	Liberty Global plc, Cl. C†	1,265,780
500	Liberty Global plc LiLAC, Cl. A†	17,600
1,400	Liberty Global plc LiLAC, Cl. C†	51,590
20,000	Liberty Media Corp., Cl. A†	732,400
27,000	Liberty Media Corp., Cl. C†	960,930
32,000	Media General Inc.†	519,680
14,000	Meredith Corp.	592,340
4,000	Scripps Networks Interactive Inc., Cl. A	243,880
8,000	SFX Entertainment Inc.†	1,040

Shares		Market Value

20,000	Shaw Communications Inc., Cl. B	$345,600
20,000	Starz, Cl. A†	568,600
76,000	Telenet Group Holding NV†	3,946,095
4,000	Time Warner Cable Inc.	728,040
6,000	Time Warner Inc.	422,640

		17,078,486

	Specialty Retail — 1.7%
8,000	Aaron’s Inc.	183,040
12,000	Pier 1 Imports Inc.	48,240
152,000	The Pep Boys - Manny, Moe & Jack†	2,810,480

		3,041,760

	TOTAL CONSUMER DISCRETIONARY	24,576,954

	FINANCIALS — 11.2%
	Capital Markets — 0.1%
169,000	Allenex AB†	48,629
50,000	BKF Capital Group Inc.†	37,500
3,000	Kinnevik Investment AB, Cl. A	76,923

		163,052

	Commercial Banks — 1.3%
18,000	Astoria Financial Corp.	272,340
120,000	First Niagara Financial Group Inc.	1,174,800
30,000	Hilltop Holdings Inc.†	479,100
200	National Penn Bancshares Inc.	2,280
20,025	Sterling Bancorp	314,593

		2,243,113

	Consumer Finance — 1.5%
30,000	Blackhawk Network Holdings Inc.†	1,130,700
90,000	Navient Corp.	860,400
100,000	SLM Corp.†	640,000

		2,631,100

	Insurance — 8.3%
100,000	Amlin plc	953,263
1,650	Argo Group International Holdings Ltd.	93,770
1,000	Aspen Insurance Holdings Ltd.	46,510
34,500	National Interstate Corp.	846,285
40,000	PartnerRe Ltd.	5,616,000
60,000	StanCorp Financial Group Inc.	6,879,600
2,000	Symetra Financial Corp.	64,040
1,000	The Phoenix Companies Inc.†	36,750
2,001	Willis Towers Watson plc	229,054

		14,765,272

	Real Estate Management and Development — 0.0%
1,000	Conwert Immobilien Invest SE†	14,164

	TOTAL FINANCIALS	19,816,701

See accompanying notes to schedule of investments. 1

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — January 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	INDUSTRIALS — 9.2%
	Aerospace and Defense — 3.8%
40,000	Kaman Corp.	$1,593,600
22,000	Precision Castparts Corp.	5,168,900

		6,762,500

	Air Freight and Logistics — 1.8%
2,000	Norbert Dentressangle SA	447,509
318,426	TNT Express NV	2,714,060

		3,161,569

	Commercial Services and Supplies — 2.2%
10,500	Rollins Inc.	289,275
10,000	The Brink’s Co.	294,000
150,000	The Interpublic Group of Companies Inc.	3,366,000
1,111	Vectrus Inc.†	21,953

		3,971,228

	Machinery — 1.3%
100,000	Blount International Inc.†	930,000
7,000	CIRCOR International Inc.	248,430
15,000	CNH Industrial NV	93,190
30,000	Xylem Inc.	1,078,500

		2,350,120

	Railroads and Transportation — 0.1%
3,000	GATX Corp.	122,940

	TOTAL INDUSTRIALS	16,368,357

	INFORMATION TECHNOLOGY — 7.8%
	Communications Equipment — 0.3%
35,000	COM DEV International Ltd.	153,401
4,050	Harris Corp.	352,230
9,000	Hutchinson Technology Inc.†	33,300

		538,931

	Electrical Equipment and Instruments — 1.0%
47,300	Axis Communications AB	1,884,517
1,000	Park Electrochemical Corp.	16,280

		1,900,797

	Semiconductors and Semiconductor Equipment — 3.4%
40,000	Atmel Corp.	322,400
130,000	EZchip Semiconductor Ltd.†	3,294,200
100,000	Fairchild Semiconductor International Inc.†	2,049,000
4,000	KLA-Tencor Corp.	267,960
1,000	Mattson Technology Inc.†	3,490
2,000	Micronas Semiconductor Holding AG	14,468
10,000	MoSys Inc.†	9,100
2,500	Xcerra Corp.†	13,700

		5,974,318

	Software — 3.1%
12,000	Constant Contact Inc.†	379,320

Shares		Market Value

5,000	EMC Corp.	$123,850
123	Expedia Inc.	12,428
75,000	FalconStor Software Inc.†	139,500
200	InterXion Holding NV†	6,282
500	Qihoo 360 Technology Co Ltd., ADR†	35,855
2,000	Rocket Fuel Inc.†	6,260
40,000	SolarWinds Inc.†	2,398,000
35,800	Solera Holdings Inc.	1,942,508
12,000	Take-Two Interactive Software Inc.†	416,400

		5,460,403

	TOTAL INFORMATION TECHNOLOGY	13,874,449

	MATERIALS — 7.6%
	Building Products — 1.6%
100,000	Griffon Corp.	1,518,000
14,000	Norbord Inc.	244,443
12,000	Vulcan Materials Co.	1,058,400

		2,820,843

	Chemicals — 2.9%
35,000	Airgas Inc.	4,900,000
10,000	Axiall Corp.	0
30,000	SGL Carbon SE†	305,132

		5,205,132

	Containers and Packaging — 2.0%
10,000	Greif Inc., Cl. B	365,000
282,000	Myers Industries Inc.	3,211,980

		3,576,980

	Materials — 0.5%
75,000	Italcementi SpA	840,095

	Metals and Mining — 0.6%
44,068	Alamos Gold Inc., Cl. A	142,780
100,000	Alcoa Inc.	729,000
400	Allegheny Technologies Inc.	3,752
17,752	AuRico Metals Inc.†	7,350
19,000	Pan American Silver Corp.	126,133

		1,009,015

	TOTAL MATERIALS	13,452,065

	CONSUMER STAPLES — 7.0%
	Consumer Products — 0.2%
65,000	Avon Products Inc.	220,350
1,800	Jarden Corp.†	95,490

		315,840

	Food and Staples Retailing — 3.1%
5,000	CST Brands Inc.	193,700
170,000	Rite Aid Corp.†	1,324,300
50,000	SABMiller plc	2,979,838
6,400	SpartanNash Co.	131,328

See accompanying notes to schedule of investments. 2

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — January 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
	Food and Staples Retailing (Continued)
29,000	Village Super Market Inc., Cl. A	$761,540

		5,390,706

	Food Products — 3.7%
2,000	Diamond Foods Inc.†	73,400
4,500	Flowers Foods Inc.	92,430
38,000	GrainCorp Ltd., Cl. A	228,872
35,000	Keurig Green Mountain Inc.	3,123,750
600,000	Parmalat SpA	1,558,644
43,260	Tootsie Roll Industries Inc.	1,419,793
1,000	Warrnambool Cheese & Butter Factory Co. Holding Ltd.†	6,494
550,000	Yashili International Holdings Ltd.	122,994

		6,626,377

	TOTAL CONSUMER STAPLES	12,332,923

	UTILITIES — 5.9%
	Electric Utilities — 3.9%
5,000	Avangrid Inc.†	192,250
76,368	Cleco Corp.	4,058,196
40,000	Endesa SA	769,789
4,000	Hawaiian Electric Industries Inc.	119,680
62,000	Pepco Holdings Inc.	1,654,160
2,000	TECO Energy Inc.	54,240

		6,848,315

	Gas Utilities — 0.3%
2,000	AGL Resources Inc.	127,120
2,000	Piedmont Natural Gas Co. Inc.	118,480
3,600	Southwest Gas Corp.	211,788

		457,388

	Independent Power Producers and Energy Traders — 0.0%
90,000	Dyax Corp., Escrow	99,900
75,000	GenOn Energy Inc., Escrow	0

		99,900

	Multi-Utilities — 1.5%
48,000	NorthWestern Corp.	2,680,320

	Water — 0.2%
10,000	Severn Trent plc	311,912

	TOTAL UTILITIES	10,397,835

	HEALTH CARE — 4.7%
	Biotechnology — 0.5%
6,800	Bio-Rad Laboratories Inc., Cl. A†	867,748
10,000	Ocata Therapeutics Inc.†	84,400

		952,148

Shares		Market Value

	Health Care Equipment and Supplies — 0.6%
2,000	Alere Inc.†	$74,400
110,000	ArthroCare Corp. Stub	38,500
12,000	Exactech Inc.†	240,120
5,700	ICU Medical Inc.†	548,625
5,000	Smith & Nephew plc, ADR	167,800

		1,069,445

	Health Care Providers and Services — 0.6%
1,000	Chemed Corp.	140,320
4,500	Cigna Corp.	601,200
1,900	Humana Inc.	309,301

		1,050,821

	Life Sciences Tools and Services — 0.4%
15,000	Affymetrix Inc.†	210,450
2,800	Illumina Inc.†	442,260

		652,710

	Pharmaceuticals — 2.6%
2,556	AbbVie Inc.	140,324
1,500	Allergan plc†	426,645
32,000	AstraZeneca plc, ADR	1,031,040
20,000	Baxalta Inc.	800,200
26,000	Bristol-Myers Squibb Co.	1,616,160
8,000	Grifols SA, ADR	116,160
5,000	Mylan NV†	263,450
1,400	Perrigo Co. plc	202,412

		4,596,391

	TOTAL HEALTH CARE	8,321,515

	TELECOMMUNICATION SERVICES — 4.6%
	Diversified Telecommunications Services — 1.2%
280,000	Asia Satellite Telecommunications Holdings Ltd.	356,259
218,109	Cincinnati Bell Inc.†	706,673
220,000	Koninklijke KPN NV	848,198
3,500	Level 3 Communications Inc.†	170,835
1,700	Loral Space & Communications Inc.†	58,735
1,000	Rogers Communications Inc., Cl. B	34,190

		2,174,890

	Wireless Telecommunications Services — 3.4%
23,000	Millicom International Cellular SA, SDR	1,009,605
70,000	Sprint Corp.†	211,400
60,000	TeleCommunication Systems Inc., Cl. A†	297,600
9,000	Telephone & Data Systems Inc.	208,710
40,000	T-Mobile US Inc.†	1,606,000
70,000	United States Cellular Corp.†	2,634,800

		5,968,115

	TOTAL TELECOMMUNICATION SERVICES	8,143,005

See accompanying notes to schedule of investments. 3

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — January 31, 2016 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	ENERGY — 2.5%
	Energy Equipment and Services — 1.8%
6,000	Baker Hughes Inc.	$261,060
44,000	Cameron International Corp.†	2,889,040

		3,150,100

	Oil, Gas, and Consumable Fuels — 0.7%
500,000	Alvopetro Energy Ltd.†	105,289
7,000	Anadarko Petroleum Corp.	273,630
29,000	BG Group plc	435,744
345,000	Gulf Coast Ultra Deep Royalty Trust†	51,750
2,000	Halcon Resources Corp.†(a)	1,100
2,700	Noble Energy Inc.	87,399
140,000	WesternZagros Resources Ltd.†	9,994
50,000	Whiting Petroleum Corp.†	367,500

		1,332,406

	TOTAL ENERGY	4,482,506

	TOTAL COMMON STOCKS	131,766,310

	RIGHTS — 0.6%
	TELECOMMUNICATION SERVICES — 0.4%
	Wireless Telecommunications Services — 0.4%
315,000	Leap Wireless International Inc., CVR, expire 03/14/16†	793,800

	HEALTH CARE — 0.1%
	Biotechnology — 0.0%
20,000	Adolor Corp., CPR, expire 07/01/19†	10,400
13,000	Ambit Biosciences Corp., CVR†	7,800

		18,200

	Health Care Equipment and Supplies — 0.0%
5,000	American Medical Alert Corp.†	50
250,200	Synergetics USA Inc., CVR, expire 06/30/18	25,020

		25,070

	Pharmaceuticals — 0.1%
11,000	Chelsea Therapeutics International Ltd., CVR†	1,210
20,000	Durata Therapeutics Inc., CVR†	3,200
100	Omthera Pharmaceuticals Inc., expire 12/31/20†	60
23,200	Prosensa Holding, CVR†	22,968
156,000	Teva Pharmaceutical Industries Ltd., CPR, expire 02/20/23†	82,680
86,000	Trius Therapeutics, CVR†	11,180

		121,298

	TOTAL HEALTH CARE	164,568

	CONSUMER STAPLES — 0.1%
	Food and Staples Retailing — 0.1%
220,000	Safeway Casa Ley, CVR, expire 01/30/19†	99,000

		Market
Shares		Value

220,000	Safeway PDC, CVR, expire 01/30/17†	$10,736

		109,736

	TOTAL CONSUMER STAPLES	109,736

	TOTAL RIGHTS	1,068,104

	WARRANTS — 0.0%
	ENERGY — 0.0%
	Oil, Gas, and Consumable Fuels — 0.0%
45,000	Kinder Morgan Inc., expire 05/25/17†	3,087

	MATERIALS — 0.0%
	Metals and Mining — 0.0%
850	HudBay Minerals Inc., expire 07/20/18†	100

	TOTAL WARRANTS	3,187

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 25.0%
$44,257,000	U.S. Treasury Bills, 0.105% to 0.552%††, 02/18/16 to 07/14/16(b)	44,223,539

	TOTAL INVESTMENTS — 100.0% (Cost $176,373,176)	$177,061,140

Notional		Termination	Unrealized
Amount		Date	Appreciation
	EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS — 0.0%
$949,103	Amlin plc(c)	10/14/16	$4,160

(100,000 Shares)

	Aggregate tax cost		$179,651,679

	Gross unrealized appreciation		$16,175,413
	Gross unrealized depreciation		(18,765,952)

	Net unrealized appreciation/depreciation		$(2,590,539)

See accompanying notes to schedule of investments. 4

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — January 31, 2016 (Unaudited)

		Market
Shares		Value

	SECURITIES SOLD SHORT — (1.3)%
	Energy and Utilities — (1.3)%
30,788	Schlumberger Ltd.	$2,225,049

	TOTAL SECURITIES SOLD SHORT (Proceeds received $1,993,672)(d)	$2,225,049

	Aggregate proceeds	$1,993,672

	Gross unrealized appreciation	—
	Gross unrealized depreciation	(231,377)

	Net unrealized appreciation/depreciation	$ (231,377)

(a)

At January 31, 2016, securities, or a portion thereof, with a value of $1,100 were reserved/pledged for collateral with the custodian for securities sold short and equity contract for difference swap agreements.

(b)	At January 31, 2016, $1,050,000 of the principal amount was pledged as collateral for securities sold short and equity contract for difference swap agreements.
(c)	At January 31, 2016, the Fund had entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc.
(d)	At January 31, 2016, these proceeds are being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CPR	Contingent Payment Right
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments. 5

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of January 31, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 1/31/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Health Care
Health Care Equipment and Supplies	$1,030,945	—	$38,500	$1,069,445
Other Industries (a)	7,252,070	—	—	7,252,070
Utilities
Independent Power Producers and Energy Traders	—	$99,900	0	99,900
Other Industries (a)	10,297,935	—	—	10,297,935
All Other Industries (a)	113,046,960	—	—	113,046,960

Total Common Stocks	131,627,910	99,900	38,500	131,766,310

Rights (a)	—	—	1,068,104	1,068,104
Warrants (a)	3,187	—	—	3,187
U.S. Government Obligations	—	44,223,539	—	44,223,539

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$131,631,097	$44,323,439	$1,106,604	$177,061,140

OTHER FINANCIAL INSTRUMENTS:*
ASSETS (Unrealized Appreciation):
EQUITY CONTRACT:
Contract for Difference Swap Agreement	—	$4,160	—	$4,160

LIABILITIES (Market Value):
Securities Sold Short (a)	$(2,225,049)	—	—	$(2,225,049)

TOTAL INVESTMENTS IN SECURITIES - LIABILITIES	$(2,225,049)	—	—	$(2,225,049)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the period ended January 31, 2016. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at January 31, 2016, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into an equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Fund has entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc. Details of the swap at January 31, 2016 are reflected within the Schedule of Investments and further details are as follows:

Notional Amount	Equity Security Received	Interest Rate/ Equity Security Paid	Termination Date	Net Unrealized Appreciation
	Market Value Appreciation on:	One month LIBOR plus 90 bps plus Market Value Depreciation on:

$949,103 (100,000 Shares)	Amlin plc	Amlin plc	10/14/16	$4,160

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. There were no forward foreign exchange contracts held at January 31, 2016.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short at January 31, 2016 are reflected within the schedule of investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At October 31, 2015, the Fund had net capital loss carryforwards for federal income tax purposes of $13,046,182 which are available to reduce future required distributions of net capital gains to shareholders through 2017. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli 787 Fund, Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 3/14/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 3/14/2016

By (Signature and Title)* /s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer

Date 3/14/2016

* Print the name and title of each signing officer under his or her signature.